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                          AIM DEVELOPING MARKETS FUND

                   (SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

                      Supplement dated September 18, 2001
       to the Statement of Additional Information dated March 1, 2001 as supplemented May 4, 2001, June 14, 2001, July 6, 2001,
             August 1, 2001, August 20, 2001 and September 4, 2001


The following new section is added under the section titled "INVESTMENT STRATEGIES AND RISKS - LENDING OF PORTFOLIO SECURITIES":

         "INTERFUND LOANS

          Each Fund may lend up to 15% of its net assets to other AIM Funds and the Fund may borrow from other AIM Funds to the extent permitted under the Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC (for example, as of September 17, 2001, the SEC has temporarily permitted all mutual funds to lend up to 25% of their net assets). If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Fund's total assets, the Fund will secure all of its loans from other AIM Funds. The ability of the Fund to lend their securities to other AIM Funds is subject to certain other terms and conditions."
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                       AIM GLOBAL FINANCIAL SERVICES FUND
                          AIM GLOBAL HEALTH CARE FUND
                         AIM GLOBAL INFRASTRUCTURE FUND
                             AIM GLOBAL ENERGY FUND
               AIM GLOBAL TELECOMMUNICATIONS AND TECHNOLOGY FUND

                  (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                      Supplement dated September 18, 2001
         to the Statement of Additional Information dated March 1, 2001 as supplemented June 14, 2001, July 6, 2001, August 1, 2001,
                     August 20, 2001 and September 4, 2001

The following new section is added under the section titled "INVESTMENT STRATEGIES AND RISKS -- LENDING OF PORTFOLIO SECURITIES":

     "INTERFUND LOANS

          Each Theme Portfolio may lend up to 15% of its net assets to other AIM Funds and each Theme Portfolio may borrow from other AIM Funds to the extent permitted under such Theme Portfolio's investment restrictions. During temporary or emergency periods, the percentage of a Theme Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC (for example, as of September 17, 2001, the SEC has temporarily permitted all mutual funds to lend up to 25% of their net assets). If a Theme Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Theme Portfolio's total assets, such Theme Portfolio will secure all of its loans from other AIM Funds. The ability of the Theme Portfolios to lend their securities to other AIM Funds is subject to certain other terms and conditions."
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                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM STRATEGIC INCOME FUND

                  (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                      Supplement dated September 18, 2001
         to the Statement of Additional Information dated March 1, 2001 as supplemented June 14, 2001, July 6, 2001, August 1, 2001,
                     August 20, 2001 and September 4, 2001


The following new section is added under the section titled "INVESTMENT STRATEGIES AND RISKS - LENDING OF PORTFOLIO SECURITIES":

         "INTERFUND LOANS

          Each Fund may lend up to 15% of its net assets to other AIM Funds and the Fund may borrow from other AIM Funds to the extent permitted under the Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC (for example, as of September 17, 2001, the SEC has temporarily permitted all mutual funds to lend up to 25% of their net assets). If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Fund's total assets, the Fund will secure all of its loans from other AIM Funds. The ability of the Fund to lend their securities to other AIM Funds is subject to certain other terms and conditions."